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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 033-85014


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
           POLARIS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
          POLARIS II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        POLARIS CHOICE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 27, 2005
               FSA ADVISOR VARIABLE ANNUITY DATED OCTOBER 24, 2005

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                         FS VARIABLE ANNUITY ACCOUNT TWO
                                SUPPLEMENT TO THE
   VISTA CAPITAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 31, 2005

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EFFECTIVE JANUARY 23, 2006, THE SUNAMERICA BALANCED PORTFOLIO MANAGER HAS BEEN
REPLACED AS FOLLOWS:

        Previous Manager:  AIG SunAmerica Asset Management Corp.
        New Manager:  J. P. Morgan Investment Management Inc.



Date:  January 23, 2006


                Please keep this Supplement with your Prospectus


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